Investment Held in Trust Account (Tables)	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
GOOD WORKS ACQUISITION CORP. [Member]
Schedule of fair value of held to maturity securities

	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized losses	Fair Value as of December 31, 2021
U.S. Money Market	$203	$—	$—	$203
U.S. Treasury Securities	170,027,139	4,916	(148)	170,031,907

	$170,027,342	$4,916	$(148)	$170,032,110

	Carrying Value/Amortized Cost	Gross Unrealized Gains	T-Bill Maturity	Gross Unrealized Losses	Fair Value as of June 30, 2021
U.S. Money Market	$203	$2,908	$170,074,000	$(44,520)	$170,032,591
U.S. Treasury Securities	170,064,795	9,205	$(170,074,000)	—	—

	$170,064,998	$12,113	$0	$(44,520)	$170,032,591

	Carrying Value/Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value as of December 31, 2020
U.S. Money Market	$203	$—	$—	$203
U.S. Treasury Securities	170,027,139	4,916	(148)	170,031,907

	$170,027,342	$4,916	$(148)	$170,032,110